Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
12. Derivative Financial Instruments
As of September 30, 2023 and December 31, 2022, the notional amount of the Company’s outstanding foreign exchange options was $10.0 million and $17.6 million, respectively. There were no outstanding forward contracts as of September 30, 2023 and December 31, 2022.
The following table shows the
pre-tax
effects of the Company’s derivative instruments on its unaudited condensed consolidated statements of operations (in thousands):

		Three months ended September 30,		Nine months ended September 30,
	Financial Statement Line Item	2023	2022	2023	2022
Unrealized gains (losses)	Other comprehensive income (loss)	$(7)	$444	$(314)	$295

Gains (losses) reclassified from accumulated other comprehensive income (loss) into net loss	Cost of revenue	$(67)	$3	$(56)	$(59)
	General and administrative	(90)	(1)	(75)	(82)

Total amounts reclassified		$(157)	$2	$(131)	$(141)

Gains (losses) recognized on derivatives not designated as hedging instruments	Cost of revenue	$(3)	$159	$(98)	$114

Note 18. Derivative Financial Instruments
As of December 31, 2022 and 2021, the notional amount of the Company’s outstanding foreign exchange options was $17.6 million and $30.4 million, respectively. There were no outstanding forward contracts as of December 31, 2022 and 2021.
The following table presents the fair value of the Company’s derivative instruments which are included in other current assets in the consolidated balance sheets (in thousands):

	December 31,
	2022	2021
Derivatives designated as hedging instruments	$343	$240
Derivatives not designated as hedging instruments	119	74

Total derivative assets	$462	$314

There were no derivative liabilities as of December 31, 2022 and 2021.
The Company expects that an immaterial amount of existing losses recorded in accumulated other comprehensive loss will be reclassified into net income (loss) over the next 12 months. The Company assessed its derivative instruments and determined that they were effective during the years ended December 31, 2022, 2021 and 2020.
The following table shows the
pre-tax
effects of the Company’s derivative instruments on its consolidated statements of operations (in thousands):

		Year Ended December 31,
	Financial Statement Line Item	2022	2021	2020
Unrealized gains (losses)	Other comprehensive income (loss)	$24	$(218)	$(289)
Losses reclassified from accumulated other comprehensive income (loss) into net loss	Cost of revenue	$(45)	$(222)	$(32)
	General and administrative	(63)	(328)	(60)

Total amounts reclassified		$(108)	$(550)	$(92)

Gains (losses) recognized on derivatives not designated as hedging instruments	Cost of revenue	$13	$(60)	$(112)